Commitments and contingencies - License Agreements - CCTEC (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2011
License agreement
Impairment of intangible assets	$ 15,828,000
BioPancreate | License agreement | CCTEC
License agreement
Maximum milestone payments		$ 2,600,000
Minimum annual royalty		100,000
Maximum amount due in the event product is sublicensed		$ 3,500,000
BioPancreate Acquisition | IPR&D
License agreement
Impairment of intangible assets	$ 5,200,000